Note 19 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	$ 2	$ 0
Interest Rate Swap [Member]
Derivative Assets (Liabilities), at Fair Value, Net, Total	$ 913	$ 7,241